Other non-current liabilities (Details) - GBP (£) £ in Millions	Mar. 31, 2026	Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Deferred income	£ 6	£ 6
Customer contributions	401	403
Other payables	707	467
Other non-current liabilities	£ 1,114	£ 876